UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 25,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: 37,694



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RESOURCES INC              COM              001204106     3109    90600 SH       SOLE                    90600
AMERICAN ELECTRIC POWER        COM              025537101      908    21800 SH       SOLE                    21800
CENTERPOINT ENERGY INC         COM              15189T107     3020   211600 SH       SOLE                   211600
CHESAPEAKE UTILITIES CORP      COM              165303108      427    14400 SH       SOLE                    14400
CMS ENERGY CORP                COM              125896100      617    45588 SH       SOLE                    45588
EDISON INTERNATIONAL           COM              281020107      755    15400 SH       SOLE                    15400
EL PASO CORP                   COM              28336L109      747    44900 SH       SOLE                    44900
ENERGY CONVERSION DEVICES      COM              292659109      278     9300 SH       SOLE                     9300
ENERGYSOLUTIONS INC            COM              292756202      214     9336 SH       SOLE                     9336
EXELON CORP                    COM              30161N101     1536    18900 SH       SOLE                    18900
FIRST SOLAR INC                COM              336433107      231     1000 SH       SOLE                     1000
FPL GROUP INC                  COM              302571104     1067    17000 SH       SOLE                    17000
IDACORP INC                    COM              451107106      475    14800 SH       SOLE                    14800
ITRON INC                      COM              465741106      379     4200 SH       SOLE                     4200
KINDER MORGAN MANAGEMENT LLC   COM              49455U100     2416    47400 SH       SOLE                    47400
MASTEC INC                     COM              576323109      274    33400 SH       SOLE                    33400
MGE ENERGY INC                 COM              55277P104      641    18824 SH       SOLE                    18824
NORTHEAST UTILITIES            COM              664397106     1256    51200 SH       SOLE                    51200
NRG ENERGY INC                 COM              629377508      355     9100 SH       SOLE                     9100
OGE ENERGY CORP                COM              670837103      907    29100 SH       SOLE                    29100
PG&E CORP                      COM              69331C108     2229    60544 SH       SOLE                    60544
PEPCO HOLDINGS INC             COM              713291102     1950    78900 SH       SOLE                    78900
PORTLAND GENERAL ELECTRIC CO   COM              736508847      586    26000 SH       SOLE                    26000
PPL CORPORATION                COM              69351T106     1883    41000 SH       SOLE                    41000
PUBLIC SERVICE ENTERPRISE GRP  COM              744573106      667    16600 SH       SOLE                    16600
QUANTA SERVICES INC            COM              74762E102      505    21800 SH       SOLE                    21800
QUESTAR CORP                   COM              748356102      628    11100 SH       SOLE                    11100
RELIANT ENERGY INC             COM              75952B105      307    13000 SH       SOLE                    13000
SEMPRA ENERGY                  COM              816851109      842    15800 SH       SOLE                    15800
SOUTHERN UNION CO              COM              844030106      456    19600 SH       SOLE                    19600
SUNPOWER CORP-CL A             COM              867652109      265     3550 SH       SOLE                     3550
WESTAR ENERGY INC              COM              95709T100     1093    48000 SH       SOLE                    48000
WILLIAMS COS INC               COM              969457100     1365    41400 SH       SOLE                    41400
WISCONSIN ENERGY CORP          COM              976657106     2151    48900 SH       SOLE                    48900
XCEL ENERGY INC                COM              98389B100     3154   158082 SH       SOLE                   158082

